18. TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
ANATEL	[1]	R$ 7,054,295	R$ 7,572,101
Services		1,476,270	3,423,011
Infrastructure, network and plant maintenance materials		2,459,582	2,607,888
Rental of polls and rights-of-way		115,154	118,966
Other		314,279	289,508
Adjustment to present value	[2]	(3,122,689)	(5,124,107)
Total		8,296,891	8,887,367
Current		3,275,919	5,593,940
Non-current		5,020,972	3,293,427
Trade payables subject to the Judicial Reorganization		5,554,496	4,093,058
Trade payables not subject to the Judicial Reorganization		2,742,395	4,794,309
Total		R$ 8,296,891	R$ 8,887,367

[1]	Regulatory Agency's claim pursuant to the Amendment to the JRP, the amount of which recognized as enforceable debt was the subject matter of the Transaction Agreement entered into pursuant to Law 13988/2020.
[2]	The calculation takes into consideration the contractual flows provided for in the JRP and the Transaction Agreement entered into with ANATEL, discounted using rates that range from 14.9% per year to 17.2% per year considering the maturities of each liability (ANATEL and other payables).